EMPLOYEE BENEFITS - Defined benefit pension plan - Assumptions used to calculate defined benefit plans (Details)	Dec. 31, 2024	Dec. 31, 2023
North American Plan | Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	5.62%
Defined benefit pension plan | Brazilian Plans
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	11.07%	9.03%
Defined benefit pension plan | North American Plan
Summary of assumptions used to calculate the defined benefit plans
Rate of increase in compensation	3.00%	1.50%
Defined benefit pension plan | North American Plan | Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	4.58%	4.12%
Defined benefit pension plan | North American Plan | Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate		5.11%